UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maureen Milet
Title:     Vice President & Chief Compliance Officer-Investments
Phone:     (617) 572-0203


           Maureen Milet     Boston, MA             February 25, 2013
           -------------     -------------          -----------------
           [Signature]       [City, State]          [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number     Name
      028-01714                Independence Investment LLC
      028-03222                John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       18

Form 13F Information Table Value Total:                   US $43,988 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                   Shares
                                               CUSIP     Value     or Prn    SH/ Put/  Investment  Other       VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount    PRN Call  Discretion  Manager  SOLE     SHARED    NONE
AMR CORP                       COM             001765106       40     3,597   SH       SOLE                   3,597        0    0
AMPEX                          COM             032092306      277     9,320   SH       SOLE                   9,320        0    0
AVANEX                         COM             05348W109       74    75,979   SH       OTHER         1            0   75,979    0
CAPITAL LEASE FDG INC          COM             140288101      411    39,758   SH       SOLE                  39,758        0    0
CISCO                          COM             17275R102      567    31,622   SH       OTHER         1            0   31,622    0
COINSTAR INC.                  COM             19259P300      648    35,000   SH       SOLE                  35,000        0    0
DELTA AIRLINES INC             COM             247361108       41    54,174   SH       SOLE                  54,174        0    0
ENERPLUS RESOURCES             COM             29274D604   14,375   304,552   SH       SOLE                 304,552        0    0
HAWAIIAN HOLDINGS              COM             419879101    1,572   534,689   SH       SOLE                 534,689        0    0
HUNTSMAN CORP                  COM             447011107    8,034   410,971   SH       OTHER         1      410,971        0    0
IPASS                          COM             46261V108      606   112,706   SH       SOLE                       0  112,706    0
LILY ELI & CO                  COM             532457108       75     1,404   SH       SOLE                   1,404        0    0
LUCENT TECHNOLOGIES INC        COM             549463107        0        15   SH       SOLE                      15        0    0
NABORS INDUSTRIES, INC.        COM             G6359F103    8,544   118,950   SH       SOLE                 118,950        0    0
NAVISTAR INTL CORP             COM             63934E108    1,038    31,997   SH       SOLE                  31,997        0    0
PETROLEUM GEO SERVICES         SPONSORED ADR   716599105    1,164    46,752   SH       SOLE                  46,752        0    0
PIXELWORKS                     COM             72581M107      120    18,250   SH       OTHER         1            0   18,250    0
RANGE RESOURCES                COM             541509303    6,401   165,793   SH       SOLE                 165,793        0    0